Material accounting policies - Summary of Estimated Useful Lives For The Current And Comparative Periods (Detail)	12 Months Ended
Dec. 31, 2025
Partners' contracts and customer relationships
Disclosure of intangible assets with indefinite useful life [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Bottom of range | Software
Disclosure of intangible assets with indefinite useful life [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
Top of range | Software
Disclosure of intangible assets with indefinite useful life [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years